25. Other Comprehensive Income (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Government debt securities	R$ 109,317,614	R$ 95,961,823	R$ 85,395,136
Private-sector debt securities	38,131	1,104	555
Total	109,668,214	95,962,927	85,395,691
Revaluation gains [Member]
Statement Line Items [Line Items]
Government debt securities	11,061,691	7,251,721	3,917,451
Private-sector debt securities	953,043	824,294	1,546,895
Total	12,014,734	8,076,015	5,464,346
Revaluation losses [Member]
Statement Line Items [Line Items]
Government debt securities	(8,832,504)	(3,952,558)	(1,608,673)
Private-sector debt securities	(840,101)	(778,175)	(1,863,092)
Total	(9,672,605)	(4,730,733)	(3,471,765)
Net revaluation gains (losses) [Member]
Statement Line Items [Line Items]
Government debt securities	2,229,187	3,299,163	2,308,778
Private-sector debt securities	112,942	46,119	(316,197)
Total	R$ 2,342,129	R$ 3,345,282	R$ 1,992,581